Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accounts Payable and Accrued Expenses	NOTE 4 – ACCOUNTS PAYABLE AND ACCRUED EXPENSES As of December 31, 2022 and 2021, the Company had accounts payable and accrued expenses totaling $1,526,981 and $422,817, respectively.